Quarterly Holdings Report
for
Fidelity® Growth Strategies K6 Fund
August 31, 2024
FEGK6-NPRT3-1024
1.9883992.107
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.7%
Entertainment - 0.6%
Live Nation Entertainment, Inc. (a)	25,000	2,441,750
Interactive Media & Services - 1.0%
Pinterest, Inc. Class A (a)	121,500	3,892,860
Media - 2.1%
The Trade Desk, Inc. Class A (a)	77,100	8,059,263
TOTAL COMMUNICATION SERVICES		14,393,873
CONSUMER DISCRETIONARY - 13.2%
Distributors - 0.3%
Pool Corp.	3,223	1,133,271
Diversified Consumer Services - 0.7%
Duolingo, Inc. Class A (a)	12,600	2,678,382
Hotels, Restaurants & Leisure - 5.3%
Cava Group, Inc. (a)	10,000	1,140,400
Chipotle Mexican Grill, Inc. (a)	33,300	1,867,464
Domino's Pizza, Inc.	5,800	2,402,418
Dutch Bros, Inc. Class A (a)	65,800	2,039,800
Hilton Worldwide Holdings, Inc.	24,600	5,403,144
Light & Wonder, Inc. Class A (a)	17,800	1,954,796
Texas Roadhouse, Inc.	22,300	3,763,125
Wingstop, Inc.	3,800	1,467,218
Wyndham Hotels & Resorts, Inc.	9,100	716,170
		20,754,535
Household Durables - 2.4%
NVR, Inc. (a)	340	3,118,636
SharkNinja, Inc.	20,200	1,935,564
Tempur Sealy International, Inc.	38,200	2,002,826
TopBuild Corp. (a)	6,200	2,436,724
		9,493,750
Specialty Retail - 3.4%
Dick's Sporting Goods, Inc.	13,000	3,080,480
Murphy U.S.A., Inc.	12,500	6,495,375
Ulta Beauty, Inc. (a)	11,000	3,881,240
		13,457,095
Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. (a)	15,500	2,265,635
Deckers Outdoor Corp. (a)	2,339	2,243,779
		4,509,414
TOTAL CONSUMER DISCRETIONARY		52,026,447
CONSUMER STAPLES - 2.5%
Beverages - 0.2%
Celsius Holdings, Inc. (a)	21,600	821,448
Consumer Staples Distribution & Retail - 1.8%
BJ's Wholesale Club Holdings, Inc. (a)	14,245	1,139,030
Casey's General Stores, Inc.	7,900	2,862,249
Performance Food Group Co. (a)	41,400	3,090,096
		7,091,375
Personal Care Products - 0.5%
elf Beauty, Inc. (a)	14,000	2,097,060
TOTAL CONSUMER STAPLES		10,009,883
ENERGY - 4.1%
Energy Equipment & Services - 1.1%
TechnipFMC PLC	57,873	1,553,311
Weatherford International PLC	27,027	2,836,213
		4,389,524
Oil, Gas & Consumable Fuels - 3.0%
Cheniere Energy, Inc.	19,600	3,631,096
Hess Corp.	22,800	3,147,768
Permian Resource Corp. Class A	43,600	620,864
Targa Resources Corp.	30,500	4,480,450
		11,880,178
TOTAL ENERGY		16,269,702
FINANCIALS - 12.6%
Banks - 1.6%
Nu Holdings Ltd. Class A (a)	429,300	6,426,621
Capital Markets - 7.4%
Ameriprise Financial, Inc.	17,900	8,044,976
Ares Management Corp. Class A,	31,300	4,582,320
Blue Owl Capital, Inc. Class A (b)	103,900	1,832,796
Coinbase Global, Inc. Class A (a)	24,300	4,455,648
LPL Financial	9,800	2,198,532
MSCI, Inc.	10,100	5,863,959
Tradeweb Markets, Inc. Class A	17,700	2,092,848
		29,071,079
Financial Services - 0.8%
Apollo Global Management, Inc.	25,900	2,997,407
Insurance - 2.8%
Arthur J. Gallagher & Co.	12,000	3,510,840
Brown & Brown, Inc.	33,300	3,500,829
Kinsale Capital Group, Inc.	8,600	4,223,374
		11,235,043
TOTAL FINANCIALS		49,730,150
HEALTH CARE - 9.1%
Biotechnology - 2.0%
Alnylam Pharmaceuticals, Inc. (a)	21,200	5,569,028
Natera, Inc. (a)	7,100	839,646
Neurocrine Biosciences, Inc. (a)	5,800	736,948
Sarepta Therapeutics, Inc. (a)	6,500	882,570
Viking Therapeutics, Inc. (a)	300	19,236
		8,047,428
Health Care Equipment & Supplies - 0.7%
DexCom, Inc. (a)	38,199	2,648,719
Penumbra, Inc. (a)	300	60,696
		2,709,415
Health Care Providers & Services - 2.8%
Cardinal Health, Inc.	38,306	4,317,852
Cencora, Inc.	27,300	6,540,261
		10,858,113
Health Care Technology - 2.2%
Doximity, Inc. Class A (a)(b)	164,100	6,035,598
Veeva Systems, Inc. Class A (a)	11,200	2,424,128
		8,459,726
Life Sciences Tools & Services - 1.2%
Medpace Holdings, Inc. (a)	8,500	3,019,795
West Pharmaceutical Services, Inc.	5,200	1,630,876
		4,650,671
Pharmaceuticals - 0.2%
Intra-Cellular Therapies, Inc. (a)	12,100	886,688
TOTAL HEALTH CARE		35,612,041
INDUSTRIALS - 27.7%
Aerospace & Defense - 6.7%
Axon Enterprise, Inc. (a)	22,600	8,248,322
HEICO Corp. Class A	35,700	7,143,213
Howmet Aerospace, Inc.	48,700	4,707,342
Loar Holdings, Inc. (b)	300	22,248
TransDigm Group, Inc.	4,500	6,179,445
		26,300,570
Building Products - 4.5%
AAON, Inc.	30,000	2,865,300
AZZ, Inc.	13,700	1,139,429
Builders FirstSource, Inc. (a)	13,200	2,296,800
Carlisle Companies, Inc.	6,400	2,712,320
Lennox International, Inc. (b)	6,700	3,954,273
The AZEK Co., Inc. Class A, (a)	40,800	1,739,304
Trane Technologies PLC	8,232	2,977,185
		17,684,611
Commercial Services & Supplies - 1.7%
Cintas Corp.	4,800	3,864,576
Tetra Tech, Inc.	11,500	2,734,010
		6,598,586
Construction & Engineering - 4.3%
Comfort Systems U.S.A., Inc.	15,700	5,550,264
EMCOR Group, Inc.	13,200	5,188,392
Fluor Corp. (a)	46,600	2,333,262
Quanta Services, Inc.	13,500	3,714,255
		16,786,173
Electrical Equipment - 2.0%
nVent Electric PLC	41,300	2,806,748
Vertiv Holdings Co.	62,100	5,156,163
		7,962,911
Ground Transportation - 3.0%
Old Dominion Freight Lines, Inc.	37,700	7,268,560
XPO, Inc. (a)	40,000	4,584,800
		11,853,360
Professional Services - 1.3%
Booz Allen Hamilton Holding Corp. Class A	32,300	5,128,594
Trading Companies & Distributors - 4.2%
Core & Main, Inc. Class A (a)	67,200	3,227,616
United Rentals, Inc.	4,600	3,409,796
W.W. Grainger, Inc.	10,100	9,947,692
		16,585,104
TOTAL INDUSTRIALS		108,899,909
INFORMATION TECHNOLOGY - 20.9%
Electronic Equipment, Instruments & Components - 2.7%
Amphenol Corp. Class A	28,678	1,934,331
CDW Corp.	16,300	3,677,932
Coherent Corp. (a)	24,600	1,917,570
Vontier Corp.	85,400	2,991,562
		10,521,395
IT Services - 3.6%
Gartner, Inc. (a)	14,600	7,182,616
GoDaddy, Inc. Class A (a)	31,800	5,323,638
Wix.com Ltd. (a)	11,200	1,866,144
		14,372,398
Semiconductors & Semiconductor Equipment - 4.4%
Astera Labs, Inc.	500	21,530
Entegris, Inc.	10,200	1,181,874
Lattice Semiconductor Corp. (a)	16,137	764,248
Monolithic Power Systems, Inc.	12,700	11,870,439
NXP Semiconductors NV	4,851	1,243,602
Onto Innovation, Inc. (a)	9,700	2,068,234
		17,149,927
Software - 9.3%
AppFolio, Inc. Class A, (a)	6,500	1,507,935
AppLovin Corp. Class A, (a)	41,300	3,835,531
Cadence Design Systems, Inc. (a)	5,900	1,586,687
Confluent, Inc. Class A (a)	93,500	1,984,070
Datadog, Inc. Class A (a)	25,200	2,929,752
Fair Isaac Corp. (a)	4,900	8,478,323
Guidewire Software, Inc. (a)	5,200	773,604
Manhattan Associates, Inc. (a)	3,500	925,505
Monday.com Ltd. (a)	4,200	1,116,738
Onestream, Inc.	400	12,400
Palantir Technologies, Inc. Class A (a)	285,800	8,996,984
Synopsys, Inc. (a)	3,300	1,714,614
Tyler Technologies, Inc. (a)	4,800	2,821,776
		36,683,919
Technology Hardware, Storage & Peripherals - 0.9%
Pure Storage, Inc. Class A (a)	10,400	533,416
Super Micro Computer, Inc. (a)(b)	6,500	2,845,050
		3,378,466
TOTAL INFORMATION TECHNOLOGY		82,106,105
MATERIALS - 1.8%
Construction Materials - 1.8%
CRH PLC	31,113	2,824,127
Vulcan Materials Co.	16,900	4,144,049
		6,968,176
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Iron Mountain, Inc.	40,316	4,566,190
UTILITIES - 1.8%
Electric Utilities - 0.3%
NRG Energy, Inc.	14,100	1,198,641
Independent Power and Renewable Electricity Producers - 1.5%
Vistra Corp.	69,900	5,971,557
TOTAL UTILITIES		7,170,198
TOTAL COMMON STOCKS (Cost $326,733,095)		387,752,674

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	2,911,607	2,912,190
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	8,896,985	8,897,875
TOTAL MONEY MARKET FUNDS (Cost $11,810,065)		11,810,065

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $338,543,160)	399,562,739
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(6,318,207)
NET ASSETS - 100.0%	393,244,532

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,536,183	118,608,183	119,231,600	193,802	(576)	-	2,912,190	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	56,250	60,415,605	51,573,980	1,616	-	-	8,897,875	0.0%
Total	3,592,433	179,023,788	170,805,580	195,418	(576)	-	11,810,065

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.